Related Party Transactions - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Revenue from related parties	¥ 117,426	$ 16,539	¥ 44,317	¥ 56,807
Due from related parties current			0
Related party transactions	0
Mr Huazhi Hu [Member] | Short Term Bank Loans Guarantee [Member]
Bank loans guaranteed by a related party	40,000		49,794		$ 5,634
Mr Huazhi Hu [Member] | Long Term Bank Loans Guarantee [Member]
Bank loans guaranteed by a related party	12,846		¥ 17,000		1,809
Yitong Zhihang [Member]
Due from related parties current	1,700				239
Yitong Zhihang [Member] | Related Party [Member]
Revenue from related parties	3,009	424
Xiyu Qingniao [Member]
Due from related parties current	2,000				$ 282
Xiyu Qingniao [Member] | Related Party [Member]
Revenue from related parties	¥ 8,850	$ 1,246